Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 4,945	$ 37,233,561	$ (79,305,551)	$ (42,067,045)
Balance, shares at Dec. 31, 2022	4,945,417
Net loss			20,288,360	20,288,360
Balance at Dec. 31, 2023	$ 4,945	37,233,561	(59,017,191)	(21,778,685)
Balance, shares at Dec. 31, 2023	4,945,417
Net loss			(518,088)	(518,088)
Balance at Mar. 31, 2024	$ 4,945	37,233,561	(59,535,279)	(22,296,773)
Balance, shares at Mar. 31, 2024	4,945,417
Balance at Dec. 31, 2023	$ 4,945	37,233,561	(59,017,191)	(21,778,685)
Balance, shares at Dec. 31, 2023	4,945,417
Net loss				(1,814,150)
Balance at Sep. 30, 2024	$ 4,945	37,233,561	(60,831,341)	(23,592,835)
Balance, shares at Sep. 30, 2024	4,945,417
Balance at Dec. 31, 2023	$ 4,945	37,233,561	(59,017,191)	(21,778,685)
Balance, shares at Dec. 31, 2023	4,945,417
Net loss			(2,626,876)	(2,626,876)
Balance at Dec. 31, 2024	$ 4,945	37,233,561	(61,644,067)	(24,405,561)
Balance, shares at Dec. 31, 2024	4,945,417
Balance at Mar. 31, 2024	$ 4,945	37,233,561	(59,535,279)	(22,296,773)
Balance, shares at Mar. 31, 2024	4,945,417
Net loss			(396,109)	(396,109)
Balance at Jun. 30, 2024	$ 4,945	37,233,561	(59,931,388)	(22,692,882)
Balance, shares at Jun. 30, 2024	4,945,417
Net loss			(899,953)	(899,953)
Balance at Sep. 30, 2024	$ 4,945	37,233,561	(60,831,341)	(23,592,835)
Balance, shares at Sep. 30, 2024	4,945,417
Balance at Dec. 31, 2024	$ 4,945	37,233,561	(61,644,067)	(24,405,561)
Balance, shares at Dec. 31, 2024	4,945,417
Net loss			(155,436)	(155,436)
Balance at Mar. 31, 2025	$ 4,945	37,233,561	(61,799,503)	(24,560,997)
Balance, shares at Mar. 31, 2025	4,945,417
Balance at Dec. 31, 2024	$ 4,945	37,233,561	(61,644,067)	(24,405,561)
Balance, shares at Dec. 31, 2024	4,945,417
Net loss				(1,138,064)
Balance at Sep. 30, 2025	$ 4,945	37,233,561	(62,782,131)	(25,543,625)
Balance, shares at Sep. 30, 2025	4,945,417
Balance at Mar. 31, 2025	$ 4,945	37,233,561	(61,799,503)	(24,560,997)
Balance, shares at Mar. 31, 2025	4,945,417
Net loss			(562,750)	(562,750)
Balance at Jun. 30, 2025	$ 4,945	37,233,561	(62,362,253)	(25,123,747)
Balance, shares at Jun. 30, 2025	4,945,417
Net loss			(419,878)	(419,878)
Balance at Sep. 30, 2025	$ 4,945	$ 37,233,561	$ (62,782,131)	$ (25,543,625)
Balance, shares at Sep. 30, 2025	4,945,417